NOTE 3 - BANK DEPOSITS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum
Debt Instrument, Interest Rate During Period	3.93%	3.68%
Debt Instrument, Term, Months	6
Maximum
Debt Instrument, Interest Rate During Period	5.65%	6.60%
Debt Instrument, Term, Months	12